VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—0.9%
Ziff Davis, Inc.(1)	51,415	$ 3,241
Consumer Discretionary—6.4%
Caesars Entertainment, Inc.(1)	42,682	1,867
LGI Homes, Inc.(1)	14,189	1,651
Malibu Boats, Inc. Class A(1)	63,711	2,757
Planet Fitness, Inc. Class A(1)	20,304	1,272
Topgolf Callaway Brands Corp.(1)	151,706	2,453
Under Armour, Inc. Class A(1)	248,403	1,833
Wendy’s Co. (The)	179,574	3,383
Whirlpool Corp.	31,352	3,751
Wolverine World Wide, Inc.	209,214	2,345
YETI Holdings, Inc.(1)	39,132	1,509
		22,821

Consumer Staples—1.0%
Nomad Foods Ltd.	180,411	3,529
Energy—6.3%
Helmerich & Payne, Inc.	77,803	3,272
Matador Resources Co.	64,250	4,290
Ovintiv, Inc.	77,922	4,044
Patterson-UTI Energy, Inc.	257,785	3,078
Vital Energy, Inc.(1)	82,374	4,328
World Kinect Corp.	133,782	3,539
		22,551

Financials—26.4%
Bancorp, Inc. (The)(1)	48,844	1,634
Bank of Hawaii Corp.	50,712	3,164
Blackstone Mortgage Trust, Inc. Class A	151,072	3,008
Brighthouse Financial, Inc.(1)	69,108	3,562
Cadence Bank	123,604	3,585
Commerce Bancshares, Inc.	102,908	5,475
Community Bank System, Inc.	149,245	7,168
Enterprise Financial Services Corp.	85,803	3,480
First Financial Bankshares, Inc.	218,049	7,154
First Interstate BancSystem, Inc. Class A	131,147	3,569
Glacier Bancorp, Inc.	128,685	5,183
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,014	3,834
Heartland Financial USA, Inc.	102,938	3,618
Horace Mann Educators Corp.	92,000	3,403
Independent Bank Corp.	29,418	1,530
Lakeland Financial Corp.	59,656	3,956
MarketAxess Holdings, Inc.	16,267	3,567
Pathward Financial, Inc.	66,180	3,341
	Shares	Value

Financials—continued
Sandy Spring Bancorp, Inc.	146,236	$ 3,390
SouthState Corp.	50,721	4,313
Stifel Financial Corp.	43,526	3,402
Stock Yards Bancorp, Inc.	66,264	3,241
UMB Financial Corp.	50,233	4,370
Walker & Dunlop, Inc.	47,524	4,803
		93,750

Health Care—10.2%
Addus HomeCare Corp.(1)	60,781	6,281
Bio-Rad Laboratories, Inc. Class A(1)	9,649	3,337
CONMED Corp.	23,191	1,857
Globus Medical, Inc. Class A(1)	97,368	5,223
Iovance Biotherapeutics, Inc.(1)	202,449	3,000
Medpace Holdings, Inc.(1)	6,191	2,502
Neogen Corp.(1)	106,355	1,678
Pacira BioSciences, Inc.(1)	97,664	2,854
Teleflex, Inc.	13,600	3,076
Ultragenyx Pharmaceutical, Inc.(1)	41,951	1,959
Waters Corp.(1)	10,000	3,442
Xencor, Inc.(1)	52,850	1,170
		36,379

Industrials—16.4%
Alaska Air Group, Inc.(1)	91,590	3,937
Allegion plc	26,308	3,544
Armstrong World Industries, Inc.	28,498	3,540
ASGN, Inc.(1)	33,982	3,560
Chart Industries, Inc.(1)	13,577	2,236
Douglas Dynamics, Inc.	96,452	2,326
ExlService Holdings, Inc.(1)	107,664	3,424
Genpact Ltd.	107,484	3,542
ManpowerGroup, Inc.	43,828	3,403
MonotaRO Co., Ltd. Unsponsored ADR	447,453	5,360
Oshkosh Corp.	28,624	3,570
RB Global, Inc.	26,995	2,056
Stanley Black & Decker, Inc.	36,223	3,547
Tetra Tech, Inc.	19,202	3,547
Toro Co. (The)	39,214	3,593
UniFirst Corp.	19,198	3,330
Watts Water Technologies, Inc. Class A	16,792	3,569
		58,084

Information Technology—5.2%
Cirrus Logic, Inc.(1)	23,972	2,219
Diodes, Inc.(1)	41,151	2,901
Halma plc Unsponsored ADR	60,035	3,640
MKS Instruments, Inc.	26,780	3,562
RingCentral, Inc. Class A(1)	98,750	3,430
SPS Commerce, Inc.(1)	14,584	2,697
		18,449

	Shares	Value

Materials—10.5%
Cia Siderurgica Nacional S.A. Sponsored ADR	958,471	$ 3,000
Coeur Mining, Inc.(1)	1,208,524	4,556
FMC Corp.	59,823	3,811
Kaiser Aluminum Corp.	56,512	5,050
Kronos Worldwide, Inc.	370,301	4,370
Quaker Chemical Corp.	13,581	2,787
Sealed Air Corp.	91,232	3,394
Stepan Co.	75,749	6,820
Tronox Holdings plc	206,273	3,579
		37,367

Real Estate—9.4%
Alexandria Real Estate Equities, Inc.	29,627	3,819
Equity LifeStyle Properties, Inc.	51,708	3,330
Healthpeak Properties, Inc.	185,783	3,483
Jones Lang LaSalle, Inc.(1)	19,878	3,878
National Storage Affiliates Trust	90,598	3,548
Rexford Industrial Realty, Inc.	128,042	6,441
Terreno Realty Corp.	80,163	5,323
UMH Properties, Inc.	221,116	3,591
		33,413

Utilities—6.7%
American States Water Co.	45,249	3,269
California Water Service Group	75,182	3,494
Chesapeake Utilities Corp.	34,562	3,709
Clearway Energy, Inc. Class C	136,318	3,142
ENN Energy Holdings Ltd. Unsponsored ADR	111,109	3,468
UGI Corp.	270,305	6,633
		23,715

Total Common Stocks (Identified Cost $315,188)		353,299

Total Long-Term Investments—99.4% (Identified Cost $315,188)		353,299

TOTAL INVESTMENTS—99.4% (Identified Cost $315,188)		$353,299
Other assets and liabilities, net—0.6%		1,987
NET ASSETS—100.0%		$355,286

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Country Weightings†
United States	92%
United Kingdom	2
Japan	1
Bermuda	1
Virgin Islands (British)	1
Cayman Islands	1
Brazil	1
Other	1
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$353,299	$353,299
Total Investments	$353,299	$353,299
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3